Operating costs - Disclosure of Gross Profit and Operating Cost Explanatory (Details) - EUR (€) € in Millions		12 Months Ended
	May 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Turnover		€ 59,604	€ 60,073	€ 52,444
Cost of sales		(34,429)	(35,906)	(30,259)
Distribution costs		(3,549)	(3,787)	(3,313)
Production costs		(3,969)	(3,995)	(3,678)
Raw and packaging materials and goods purchased for resale		(25,084)	(26,360)	(21,799)
Other		(1,827)	(1,764)	(1,469)
Gross profit		25,175	24,167	22,185
Selling and administrative expenses		(15,244)	(14,484)	(12,549)
Brand and marketing investment		(8,546)	(7,821)	(6,873)
Overheads		(6,698)	(6,663)	(5,676)
Research and development		(949)	(908)	(847)
Gain on disposal of group companies		489	2,335	36
Acquisition and disposal-related costs		(242)	(50)	(332)
Restructuring costs		(499)	(777)	(632)
Impairments		(1)	(221)	(17)
Other		80	(215)	11
Operating profit		9,758	10,755	8,702
Patent costs		29	28	27
Gain on disposals		489	2,334
Unused provision released		252
Assets write-downs		54	42
Legal provisions for ongoing competition investigations
Disclosure of attribution of expenses by nature to their function [line items]
Unused provision released		107
Legal provision			82
Dollar Shave Club
Disclosure of attribution of expenses by nature to their function [line items]
Impairment loss recognised in profit or loss, goodwill			192
The Laundress
Disclosure of attribution of expenses by nature to their function [line items]
Provision (reversal) for product recall and market withdrawal		28	(89)
Suave
Disclosure of attribution of expenses by nature to their function [line items]
Gain on disposal of group companies		497	0	0
Gain on disposals	€ 497	497
Ekaterra
Disclosure of attribution of expenses by nature to their function [line items]
Gain on disposal of group companies		0	2,303	€ 0
Acquisition and disposal-related costs		(10)	(42)
Gain on disposals			€ 2,303
Nutrafol
Disclosure of attribution of expenses by nature to their function [line items]
Loss on revaluation of minority interest liability		104
Elida Beauty
Disclosure of attribution of expenses by nature to their function [line items]
Acquisition and disposal-related costs		€ (43)